Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of March 31, 2023	Effective ownership as of September 30, 2023
Zhong Yuan Bio-technology Holdings Limited	Cayman Islands	July 5, 2016	Investment holding	100%	100%
China Bio-technology Holdings Ltd.	Republic of Seychelles	June 27, 2016	Investment holding	100%	100%
Zhong Yuan Bio-technology (Hong Kong) Limited	Hong Kong	June 13, 2016	Investment holding	100%	100%
Zhong Yuan Bio-technology (Shenzhen) Limited	PRC	June 10, 2014	Investment holding	100%	100%
Bao Feng Bio-technology (Beijing) Limited (“BF Beijing”)	PRC	August 30, 2012	Nervonic acid research, development of nervonic acid based herbal and chemical drugs, and sale of health supplements containing nervonic acid	100%	100%
Beijing Baofeng Internet Bio-technology Co., Limited (“BF Internet”)	PRC	May 23, 2022	Sale and marketing of BF Beijing’s recently developed “Re’Seen” nervonic acid-based drinks over online platforms.	51%	51%

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of March 31 2023	Effective ownership as of March 31, 2022
ZY Holdings	Cayman Islands	July 5, 2016	Investment holding	100%	100%
China Bio	Republic of Seychelles	June 27, 2016	Investment holding	100%	100%
ZY HK	Hong Kong	June 13, 2016	Investment holding	100%	100%
ZY Shenzhen	PRC	June 10, 2014	Investment holding	100%	100%
BF Beijing	PRC	August 30, 2012	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid	100%	100%
BF Internet	PRC	May 23, 2022	Sale and marketing of BF Beijing’s nervonic acid-based health supplements over the “TikTok” platform	51%	0%

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of March 31 2022	Effective ownership as of March 31, 2021
ZY Holdings	Cayman Islands	July 5, 2016	Investment holding	100%	100%
China Bio	Republic of Seychelles	June 27, 2016	Investment holding	100%	100%
ZY HK	Hong Kong	June 13, 2016	Investment holding	100%	100%
ZY Shenzhen	PRC	June 10, 2014	Investment holding	100%	100%
BF Beijing	PRC	August 30, 2012	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid	100%	100%
Dandong BF	PRC	March 11, 2019	Research, development and growing of Acer truncatum seedlings	100%	100%

Schedule of exchange rates

	2023	2022
Balance sheet items, except for equity accounts	RMB1=$0.1456 HK$1=$0.1274	RMB1=$0.1577 HK$1=$0.1277
Items in statements of income and cash flows	RMB1=$0.1460 HK$1=$0.1280	RMB1=$0.1558 HK$1=$0.1284

	2022	2021
Balance sheet items, except for equity accounts	RMB1=$0.1577 HK$1=$0.1277	RMB1=$0.1526 HK$1=$0.1286
Items in statements of income and cash flows	RMB1=$0.1558 HK$1=$0.1284	RMB1=$0.1475 HK$1=$0.1290

Schedule of estimated useful lives

Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years

Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years

Schedule of reconciliation of basic and diluted loss per share

	2023	2022
Net loss from continuing and discontinued operations	$2,285,857	$1,125,565
Net loss from continuing and discontinued operations per share
- basic and diluted (cents)	12.94	6.51

Net loss from continuing operations	$1,750,377	$682,663
Net loss from continuing operations per share
- basic and diluted (cents)	9.91	3.95

Weighted average number of ordinary shares outstanding
- basic and diluted	17,666,043	17,283,258

	2022	2021
Net loss	$1,125,565	$28,022

Weighted average number of ordinary shares outstanding
- basic and diluted	17,283,258	17,145,000

Net loss per share
- basic and diluted	$6.51 cents	$0.16 cents